                                                       Deutsche Asset Management

International Equity Fund - Investment Class

Supplement dated January 18, 2002 (replacing supplement dated June 29, 2001) to the Prospectus dated February 28, 2001

The prospectus is supplemented to reflect that the Fund's Investment Class shares are only available for purchase if you have a shareholder account set up with a service agent such as a financial planner, investment adviser, broker-dealer or other financial institution. All references in the prospectus to establishing a shareholder account in the Fund's Investment Class shares through the Deutsche Asset Management Service Center, as well as any references to shareholder services performed by the Service Center for such account, are hereby omitted. Shareholders with existing accounts with the Deutsche Asset Management Service Center may continue to make subsequent purchases through the Service Center.

The following replaces the 'Portfolio Managers' section:

Robert Reiner, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor and the master portfolio in 1994.
 .    Prior experience includes Head of Standard and Poor's Tokyo office and
     Senior Financial Analyst at Sandford Bernstein and Co. and Scudder, Stevens & Clark from 1993 to 1994.
 .    19 years of investment industry experience.
 .    Degrees from the University of Southern California and Harvard University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor and the master portfolio in 1994.
 .    Served as Investment Manager for American International Group's Southeast
     Asia portfolio from 1991 to 1994.
 .    14 years of investment industry experience.
 .    BA in economics from Yale University, MBA the Wharton School, University of
     Pennsylvania.

Alexander Tedder, Director, Deutsche Asset Management, and Consultant to the
Fund.

 .    Joined Deutsche Asset Management Investment Services (London), an affiliate of the advisor, in 1994 as a portfolio manager.
 .    Prior to that, was a European analyst and representative for Schroders.
 .    12 years of investment industry experience.
 .    Fluent in German, French, Italian and Spanish.
 .    Masters in Economics and Business Administration from Freiburg University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

The following supplements the 'MANAGEMENT OF THE FUND--Other Services' section:

Beginning July 1, 2001, Investment Company Capital Corp., also and affiliate of DeAM, Inc., will provide administrative services--such as portfolio accounting, legal services and others--for the Fund.

The following replaces the 'Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments
Initial investment                                                                                           $2,000
Subsequent investments                                                                                       $  100
IRA account, initial investment                                                                              $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares        $  500

Automatic investing plan, initial investment                                                                 $  250
      Bi-weekly or monthly plan subsequent investments                                                       $  100
      Quarterly plan subsequent investments                                                                  $  250
     Semi-annual plan subsequent investments                                                                 $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)          $    0

Account balance:
      Non-retirement account                                                                                 $  500
      IRA account                                                                                            $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference



BT Investment Funds
SUPP1663 (01/02)
CUSIP: 055922868

                                                       Deutsche Asset Management


International Equity Fund - Class A, B and C Shares

Supplement dated January 18, 2002 (Replacing Supplement dated September 21,
2001) to the Prospectus dated June 29, 2001

The following replaces the 'Portfolio Managers' section:

Robert Reiner, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor and the master portfolio in 1994.
 .    Prior experience includes Head of Standard and Poor's Tokyo office and
     Senior Financial Analyst at Sandford Bernstein and Co. and Scudder, Stevens & Clark from 1993 to 1994.
 .    19 years of investment industry experience.
 .    Degrees from the University of Southern California and Harvard University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor and the master portfolio in 1994.
 .    Served as Investment Manager for American International Group's Southeast
     Asia portfolio from 1991 to 1994.
 .    14 years of investment industry experience.
 .    BA in economics from Yale University, MBA the Wharton School, University of
     Pennsylvania.

Alexander Tedder, Director, Deutsche Asset Management, and consultant to the
Fund.

 .    Joined Deutsche Asset Management Investment Services (London), an affiliate of the advisor, in 1994 as a portfolio manager.
 .    Prior to that, was a European analyst and representative for Schroders.
 .    12 years of investment industry experience.
 .    Fluent in German, French, Italian and Spanish.
 .    Masters in Economics and Business Administration from Freiburg University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

The following replaces the 'Annual Fund Operating Expenses' table, and corresponding footnotes in the 'Fees and Expenses of the Fund' section:

--------------------------------------------------------------------------------------------------------------------
                                                                                   Percentage of Average
Annual Fund Operating Expenses/4/                                                     Daily Net Assets
--------------------------------------------------------------------------------------------------------------------
                                                                           Class A           Class B         Class C
                                                                           Shares            Shares          Shares
--------------------------------------------------------------------------------------------------------------------
Management Fees                                                             0.65%             0.65%            0.65%
--------------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                       0.25%             0.75%            0.75%
--------------------------------------------------------------------------------------------------------------------
Other Expenses/5/ (including a 0.25% shareholder service fee for            1.02%             1.27%            1.27%
 Class B and Class C shares)
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        1.92%             2.67%            2.67%
--------------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements/6/                         (0.42%)           (0.42%)          (0.42%)
--------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                1.50%             2.25%            2.25%
--------------------------------------------------------------------------------------------------------------------

/4/ Information on the annual operating expenses reflects the expenses of both the Fund and the International Equity Portfolio, the master portfolio into which the Fund invests all of its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.)

/5/ Expenses are based on the actual expenses of the Investment Class. Class A, B and C Shares are a new class of shares with no operating history.

/6/ The investment advisor and administrator have contractually agreed to waive their fees and reimburse expenses until February 28, 2003 so that total expenses will not exceed 1.50% for Class A and 2.25% for Class B and C Shares.


The following replaces the 'Expense Example' tables, and corresponding footnotes in the 'Fees and Expenses of the Fund' section:

Expense Example/1/

You would pay the following expenses if you redeemed your shares at the end of each period:

-------------------------------------------------------------------------------
                         1 Year         3 Years          5 Years       10 Years
-------------------------------------------------------------------------------
Class A Shares           $694           $1,081           $1,493         $2,638
-------------------------------------------------------------------------------
Class B Shares           $728           $1,090           $1,578         $2,705
-------------------------------------------------------------------------------
Class C Shares           $328           $  790           $1,378         $2,972
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares at the end of each period:

-------------------------------------------------------------------------------
                         1 Year         3 Years          5 Years       10 Years
-------------------------------------------------------------------------------
Class A Shares           $694           $1,081           $1,493         $2,638
-------------------------------------------------------------------------------
Class B Shares           $228           $  790           $1,378         $2,705
-------------------------------------------------------------------------------
Class C Shares           $228           $  790           $1,378         $2,972
-------------------------------------------------------------------------------

/1/ For the first 12 months, the expense example takes into account fee waivers and reimbursements.

              Please Retain This Supplement for Future Reference

BT Investment Funds
SUPPBDIEF (01/02)
CUSIPs:  055922546 / 055922538 / 055922520

                                                       Deutsche Asset Management

Global Equity Fund - Institutional Class

Supplement dated January 18, 2002 (Replacing Supplement dated June 26, 2001) to the Prospectus dated February 28, 2001

The following replaces the 'Portfolio Managers' section:

Robert Reiner, Managing Director, Deutsche Asset Management and Lead Manager of the Fund.

 .    Joined the investment advisor in 1994.
 .    Prior experience includes Head of Standard and Poor's Tokyo office and
     Senior Financial Analyst at Sandford Bernstein and Co. and Scudder, Stevens & Clark from 1993 to 1994.
 .    19 years of investment industry experience.
 .    Degrees from the University of Southern California and Harvard University.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .    Joined the investment advisor in 1993.
 .    Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .    Nine years of investment industry experience.
 .    BS, Cornell University.

Vijay Kumar Chopra, CFA, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 1994.
 .    Quantitative portfolio manager focusing on valuation models and top-down analysis.
 .    Ten years of investment industry experience.
 .    Prior experience as portfolio manager at State Street Global Advisors and senior research analyst at Frank Russell Company.
 .    Btech from Indian Institute of Technology; MBA and PhD in finance from
     Vanderbilt University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 1994.
 .    Served as Investment Manager for American International Group's Southeast
     Asia portfolio from 1991 to 1994.
 .    14 years of investment industry experience.
 .    BA in economics from Yale University, MBA the Wharton School, University of
     Pennsylvania.

The following supplements the 'MANAGEMENT OF THE FUND--Other Services' section:

Beginning July 1, 2001, Investment Company Capital Corp., also and affiliate of DeAM, Inc., will provide administrative services--such as portfolio accounting, legal services and others--for the Fund.

                                                      A member of the
                                                      Deutsche Bank Group [LOGO]

The following replaces the 'Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 .    An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 .    An employee benefit plan with assets of at least $50 million.

     . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

     .    A client of the private banking division of Deutsche Bank AG.

     . A Director or Trustee of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

BT Investment Funds
SUPP1663 (01/02)
CUSIP: 055922587

                                                       Deutsche Asset Management

Global Equity Fund - Class A, B and C Shares

Supplement dated January 18, 2002 (Replacing Supplement dated May 7, 2001) to the Prospectus dated March 30, 2001

The following replaces the 'Portfolio Managers' section:

Robert Reiner, Managing Director, Deutsche Asset Management and Lead Manager of the Fund.

 .    Joined the investment advisor in 1994.
 .    Prior experience includes Head of Standard and Poor's Tokyo office and
     Senior Financial Analyst at Sandford Bernstein and Co. and Scudder, Stevens & Clark from 1993 to 1994.
 .    19 years of investment industry experience.
 .    Degrees from the University of Southern California and Harvard University.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .    Joined the investment advisor in 1993.
 .    Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .    Ten years of investment industry experience.
 .    BS, Cornell University.

Vijay Kumar Chopra, CFA, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 1994.
 .    Quantitative portfolio manager focusing on valuation models and top-down analysis.
 .    Ten years of investment industry experience.
 .    Prior experience as portfolio manager at State Street Global Advisors and senior research analyst at Frank Russell Company.
 .    Btech from Indian Institute of Technology; MBA and PhD in finance from
     Vanderbilt University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 1994.
 .    Served as Investment Manager for American International Group's Southeast
     Asia portfolio from 1991 to 1994.
 .    14 years of investment industry experience.
 .    BA in economics from Yale University, MBA the Wharton School, University of
     Pennsylvania.

The following replaces the 'Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains at net asset value, unless you tell us otherwise.

                                                      A member of the
                                                      Deutsche Bank Group [LOGO]

The following sentence is hereby omitted from the 'Buying and Selling Fund Shares - To Purchase Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A shares.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We only issue share certificates for Class A Shares upon request.

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

BT Investment Funds
SUPPBDIEF (01/02)
CUSIP: 055922579 / 055922561 / 055922553